Supplementary Financial Statement Information (Details) - Schedule of Information about Geographical Areas of Non Current Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplementary Financial Statement Information (Details) - Schedule of Information about Geographical Areas of Non Current Assets [Line Items]
Property and equipment, net	$ 636
Right-of-use assets, net	90	$ 166
Investments in a joint venture accounted for using the equity method	527
Total	1,253
Israel [Member]
Supplementary Financial Statement Information (Details) - Schedule of Information about Geographical Areas of Non Current Assets [Line Items]
Property and equipment, net	27
Right-of-use assets, net	90
Investments in a joint venture accounted for using the equity method	527
Total	644
USA [Member]
Supplementary Financial Statement Information (Details) - Schedule of Information about Geographical Areas of Non Current Assets [Line Items]
Property and equipment, net	522
Right-of-use assets, net
Investments in a joint venture accounted for using the equity method
Total	522
Mexico [Member]
Supplementary Financial Statement Information (Details) - Schedule of Information about Geographical Areas of Non Current Assets [Line Items]
Property and equipment, net	87
Right-of-use assets, net
Investments in a joint venture accounted for using the equity method
Total	$ 87